CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEET
Notes and accounts receivable - trade, allowances	$ 351	$ 299
Short-term financing receivables, allowances	218	188
Other accounts receivable, allowances	28	33
Long-term financing receivables, allowances	$ 45	$ 33
Common stock, Par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,242,969,004	2,237,996,975
Treasury stock, Shares (in shares)	1,350,315,580	1,350,886,521